INVESTMENTS IN JOINT VENTURES AND ASSOCIATES - Associates (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Movements in investments in associates
As at January 1		¥ 9,512,401	¥ 6,363,462
Subsidiaries changed into an associate		7,473	16,283
Capital reduction		(14,850)	(20,250)
Share of the joint ventures associates profits and losses for the year	$ 22,335	145,737	48,767	¥ 39,335
Cash dividends declared		(480,397)	(50,314)
Share of changes in reserves		3,046	(7,811)
As at December 31	1,405,887	9,173,410	9,512,401	6,363,462
Total subscription amount	$ 1,145	7,473	2,653,244	¥ 266,300
Associates Other than Yunnan Aluminum and Yixin Aluminum
Movements in investments in associates
Capital injections			729,368
Yunnan Aluminium
Movements in investments in associates
Investment made in associates			1,491,736
Registered and paid-in capital		¥ 3,128,207
Ownership interest in associate (in percent)	10.04%	10.04%
Voting power in associate (as a percent)	10.04%	10.04%
Profit sharing in associate (as a percent)	10.04%	10.04%
Investment to Heqing Yixin Aluminum Industry Co., Ltd.
Movements in investments in associates
Investment made in associates			¥ 941,160
Guangxi Huayin Aluminum Co., Ltd.
Movements in investments in associates
Registered and paid-in capital		¥ 2,441,987